Investment In Navios Europe I and Navios Europe II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long-term debt	$ 29,000	$ 79,819	$ 56,000
Debt Instrument Unamortized Discount	1,471	2,464
Long- term debt	523,776
Investment in affiliates	1,257	1,315
Portion of the carrying balance of related party loan	2,422	1,521
Investment income	$ 541	222	$ 243
Navios Europe I
Ownership percentage	5.00%					5.00%
Number of vessels acquired					10
Navios Europe II
Ownership percentage	5.00%			5.00%
Number of vessels acquired	14
Cash purchase price		145,550
Senior Loans II | Navios Europe II
Proceeds from long-term debt		131,550
Debt Instrument Unamortized Discount		3,375
Junior Loan II | Navios Europe II
Debt instrument face amount		182,150
Debt instrument fair value		99,147
Navios Holdings | Navios Europe I
Ownership percentage						47.50%
Navios Holdings | Navios Europe II
Ownership percentage				47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity					$ 24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity				$ 38,500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt	$ 10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt		14,000
Navios Acquisitions | Navios Europe I
Ownership percentage						47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage				47.50%
Navios Europe I
Estimated maximum potential loss	1,390
Investment in affiliates	640
Navios Europe I | Navios Revolving Loans I
Portion of the carrying balance of related party loan	750	750
Navios Europe I | Navios Term Loans
Investment in affiliates	500
Navios Europe II
Estimated maximum potential loss	1,837
Investment in affiliates	616
Navios Europe II | Navios Revolvings Loans II
Portion of the carrying balance of related party loan	1,221	771
Navios Europe II | Navios Term Loans II
Investment in affiliates	700
Within caption "Other Income" | Navios Europe I
Investment income	$ 74	45
Within caption "Other Income" | Navios Europe II
Investment income		49
Investment loss		$ (133)